Common shares	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Common shares
16.	Common shares

The Company’s Memorandum and Articles of Association authorizes the Company to issue 1,000,000,000 shares of USD0.00025 par value per common share as of December 31, 2014. Each common share is entitled to one vote. The holders of common shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, which is subject to the approval by the holders of the common shares representing a majority of the aggregate voting power of all outstanding shares. As of December 31, 2013 and 2014, there were 61,447,372 and 327,611,487 common shares outstanding, respectively. In November 2013 and April 2014, 9,073,732 shares and 14,195,412 shares of USD0.00025 par value per common share were issued to Leading Advice Holdings Limited, a BVI Company owned by the Group’s chairman and chief executive officer for no consideration, respectively. While the common shares have been legally issued, the common shares issued to Leading Advice do not have the attributes of unrestricted, issued and outstanding shares. Therefore, these shares issued to Leading Advice are accounted as treasury shares.